Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

November 30, 2019

SS1-QTLY-0120
1.9863242.104

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 56.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	$12,196,000	$12,214,007
3.6% 2/17/23	4,537,000	4,740,267
Verizon Communications, Inc.:
2.946% 3/15/22	3,585,000	3,668,739
3.125% 3/16/22	6,565,000	6,740,172
		27,363,185
Entertainment - 0.1%
The Walt Disney Co. 4.5% 2/15/21	2,052,000	2,115,155
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	10,890,000	10,968,293
4.464% 7/23/22	8,870,000	9,306,166
Comcast Corp.:
3.125% 7/15/22	754,000	777,913
3.45% 10/1/21	1,045,000	1,074,134
Time Warner Cable, Inc. 4% 9/1/21	724,000	741,287
		22,867,793

TOTAL COMMUNICATION SERVICES		52,346,133

CONSUMER DISCRETIONARY - 4.3%
Automobiles - 3.7%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	10,323,000	10,706,655
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 2.8099% 2/15/22 (a)(b)(c)	6,549,000	6,593,330
2.2% 5/5/20 (a)	6,956,000	6,959,393
2.25% 3/2/20 (a)	3,200,000	3,200,989
2.3% 1/6/20 (a)	1,231,000	1,231,163
2.3% 2/12/21 (a)	5,889,000	5,896,242
2.45% 5/18/20 (a)	2,200,000	2,203,982
2.85% 1/6/22 (a)	5,000,000	5,057,551
3.35% 5/4/21 (a)	6,539,000	6,642,373
General Motors Financial Co., Inc.:
2.45% 11/6/20	5,400,000	5,407,846
2.65% 4/13/20	4,211,000	4,218,232
3.15% 1/15/20	205,000	205,072
3.55% 4/9/21	715,000	726,336
4.15% 6/19/23	5,000,000	5,234,091
4.2% 3/1/21	616,000	628,991
4.2% 11/6/21	16,052,000	16,583,098
Volkswagen Group of America Finance LLC:
2.5% 9/24/21 (a)	1,787,000	1,796,579
4% 11/12/21 (a)	5,000,000	5,167,571
		88,459,494
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,510,000	4,542,379
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	3,844,000	3,855,653
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,004,591
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,591,395

TOTAL CONSUMER DISCRETIONARY		103,453,512

CONSUMER STAPLES - 3.7%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,635,375
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.6099% 11/15/21 (b)(c)	6,529,000	6,529,144
Diageo Capital PLC 3% 5/18/20	1,236,000	1,241,514
Molson Coors Brewing Co. 3.5% 5/1/22	3,498,000	3,589,874
		14,995,907
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	1,549,000	1,549,170
Food Products - 0.9%
Conagra Brands, Inc. 3.8% 10/22/21	10,654,000	10,969,194
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	11,026,000	11,061,106
		22,030,300
Tobacco - 2.1%
Altria Group, Inc.:
2.85% 8/9/22	5,231,000	5,306,298
3.49% 2/14/22	1,892,000	1,943,257
3.8% 2/14/24	1,753,000	1,842,299
BAT Capital Corp. 2.764% 8/15/22	5,000,000	5,054,506
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,060,000	6,080,951
3.125% 7/26/24 (a)	5,257,000	5,277,824
3.75% 7/21/22 (a)	10,036,000	10,335,848
Philip Morris International, Inc.:
2.625% 2/18/22	416,000	421,878
2.875% 5/1/24	4,664,000	4,796,160
Reynolds American, Inc.:
3.25% 6/12/20	3,287,000	3,305,759
4% 6/12/22	5,000,000	5,202,496
		49,567,276

TOTAL CONSUMER STAPLES		88,142,653

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,718,470
Encana Corp. 3.9% 11/15/21	5,000,000	5,113,258
Energy Transfer Partners LP:
3.6% 2/1/23	8,291,000	8,477,138
4.2% 9/15/23	1,668,000	1,744,413
Enterprise Products Operating LP:
2.8% 2/15/21	2,135,000	2,154,560
5.2% 9/1/20	316,000	323,314
EQT Corp. 2.5% 10/1/20	2,619,000	2,615,040
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,825,014
Kinder Morgan, Inc. 3.05% 12/1/19	6,481,000	6,481,000
Marathon Oil Corp. 2.8% 11/1/22	5,000,000	5,075,941
MPLX LP:
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	1,006,000	1,009,561
3.375% 3/15/23	3,922,000	4,012,357
4.5% 7/15/23	990,000	1,049,491
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	2,345,000	2,360,455
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	2,713,000	2,728,885
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	2,640,000	2,655,746
2.6% 8/13/21	719,000	722,548
2.7% 8/15/22	635,000	640,261
2.9% 8/15/24	2,098,000	2,107,870
3.125% 2/15/22	1,251,000	1,269,908
4.85% 3/15/21	5,540,000	5,710,927
Petroleos Mexicanos 3.5% 1/30/23	458,000	460,147
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5173% 2/26/21 (b)(c)	5,720,000	5,720,023
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,186,662
Schlumberger Investment SA 3.3% 9/14/21 (a)	6,031,000	6,143,481
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,497,408
Western Gas Partners LP 5.375% 6/1/21	9,362,000	9,638,988
Williams Partners LP 3.6% 3/15/22	16,229,000	16,657,651
		116,100,517
FINANCIALS - 26.5%
Banks - 13.7%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.3759% 1/19/21 (a)(b)(c)	5,410,000	5,418,137
3.4% 8/27/21 (a)	8,779,000	8,967,669
Bank of America Corp.:
2.369% 7/21/21 (b)	5,026,000	5,036,562
2.625% 10/19/20	2,278,000	2,291,080
3.004% 12/20/23 (b)	10,254,000	10,472,548
3.124% 1/20/23 (b)	20,513,000	20,925,880
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.2556% 7/26/21 (b)(c)	4,026,000	4,027,662
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.4559% 7/20/20 (a)(b)(c)	5,500,000	5,512,021
2.5% 4/13/21 (a)	1,026,000	1,032,885
Barclays Bank PLC 2.65% 1/11/21	9,131,000	9,184,732
Barclays PLC:
3.2% 8/10/21	5,000,000	5,062,369
3.25% 1/12/21	704,000	710,641
3.932% 5/7/25 (b)	5,000,000	5,213,692
BPCE SA:
2.75% 12/2/21	513,000	519,310
3.145% 7/31/20 (a)	5,037,000	5,075,848
Capital One NA 2.15% 9/6/22	1,739,000	1,735,681
Citibank NA 3 month U.S. LIBOR + 0.600% 2.4985% 5/20/22 (b)(c)	6,290,000	6,310,044
Citigroup, Inc.:
2.45% 1/10/20	2,068,000	2,068,172
2.75% 4/25/22	6,026,000	6,115,064
3.142% 1/24/23 (b)	16,242,000	16,538,236
4.4% 6/10/25	326,000	352,154
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	16,749,000	17,030,905
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	3,933,462
Fifth Third Bancorp 2.875% 7/27/20	732,000	735,645
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.5041% 5/18/21 (b)(c)	8,231,000	8,241,088
3.262% 3/13/23 (b)	1,274,000	1,299,875
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 2.4405% 2/5/21 (b)(c)	5,276,000	5,295,949
3.25% 5/14/21	6,231,000	6,333,881
ING Bank NV 2.7% 8/17/20 (a)	1,548,000	1,556,573
ING Groep NV 3.15% 3/29/22	10,738,000	10,981,625
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,058,012
JPMorgan Chase & Co.:
2.55% 10/29/20	10,487,000	10,536,057
2.75% 6/23/20	1,180,000	1,184,503
3.207% 4/1/23 (b)	6,026,000	6,161,762
3.514% 6/18/22 (b)	13,681,000	13,975,298
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.3835% 5/7/21 (b)(c)	6,247,000	6,257,586
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	9,000,000	9,098,511
Mitsubishi UFJ Financial Group, Inc.:
2.623% 7/18/22	3,718,000	3,761,233
2.95% 3/1/21	2,473,000	2,500,403
3.218% 3/7/22	5,108,000	5,231,163
3.535% 7/26/21	6,231,000	6,375,773
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.2673% 9/13/21 (b)(c)	1,847,000	1,869,288
Regions Financial Corp.:
2.75% 8/14/22	5,446,000	5,530,514
3.2% 2/8/21	700,000	708,396
Royal Bank of Canada:
2.125% 3/2/20	1,539,000	1,539,800
2.15% 10/26/20	2,052,000	2,056,930
2.55% 7/16/24	1,460,000	1,480,055
Royal Bank of Scotland Group PLC 3.875% 9/12/23	8,847,000	9,203,425
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,123,962
3.5% 6/7/24	4,731,000	4,857,582
4.45% 12/3/21	10,083,000	10,466,618
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.3709% 10/16/20 (b)(c)	4,693,000	4,703,747
SunTrust Banks, Inc. 2.25% 1/31/20	2,565,000	2,565,549
The Toronto-Dominion Bank 2.5% 12/14/20	1,016,000	1,022,258
Wells Fargo & Co.:
2.6% 7/22/20	1,796,000	1,803,363
3.75% 1/24/24	5,000,000	5,282,919
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	5,500,000	5,494,174
3.325% 7/23/21 (b)	11,026,000	11,115,292
ZB, National Association 3.5% 8/27/21	5,552,000	5,673,931
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,016,453
		330,633,947
Capital Markets - 5.9%
Credit Suisse AG 2.1% 11/12/21	3,465,000	3,472,441
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,026,000	6,173,522
Deutsche Bank AG New York Branch:
2.7% 7/13/20	14,782,000	14,781,887
3.15% 1/22/21	689,000	689,925
3.3% 11/16/22	5,000,000	5,024,267
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.9273% 12/13/19 (b)(c)	1,539,000	1,539,373
2.876% 10/31/22 (b)	14,052,000	14,213,055
2.905% 7/24/23 (b)	15,513,000	15,763,433
3% 4/26/22	17,586,000	17,789,101
Intercontinental Exchange, Inc. 2.75% 12/1/20	746,000	752,187
Moody's Corp.:
2.75% 12/15/21	4,802,000	4,869,268
3.25% 6/7/21	2,984,000	3,037,417
5.5% 9/1/20	6,760,000	6,929,049
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	6,026,000	6,080,861
2.625% 11/17/21	21,283,000	21,513,648
2.65% 1/27/20	1,231,000	1,232,242
3.737% 4/24/24 (b)	6,026,000	6,301,010
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (b)(c)	1,539,000	1,542,709
UBS AG London Branch 2.2% 6/8/20 (a)	10,065,000	10,072,505
		141,777,900
Consumer Finance - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	5,000,000	5,137,953
4.125% 7/3/23	2,112,000	2,224,633
4.45% 12/16/21	1,352,000	1,408,315
4.875% 1/16/24	1,464,000	1,587,346
American Express Co.:
2.2% 10/30/20	516,000	517,088
2.75% 5/20/22	5,231,000	5,315,504
American Express Credit Corp.:
2.25% 5/5/21	924,000	928,359
2.6% 9/14/20	1,695,000	1,702,435
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.6055% 7/30/21 (a)(b)(c)	5,178,000	5,167,881
3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	5,064,000	5,079,138
Capital One Financial Corp. 2.5% 5/12/20	11,244,000	11,264,448
Ford Motor Credit Co. LLC:
2.343% 11/2/20	7,500,000	7,473,992
2.425% 6/12/20	17,526,000	17,524,177
2.681% 1/9/20	1,019,000	1,019,271
3.157% 8/4/20	3,047,000	3,058,309
3.336% 3/18/21	11,156,000	11,216,496
4.14% 2/15/23	3,116,000	3,179,939
GE Capital International Funding Co. 2.342% 11/15/20	12,539,000	12,525,878
John Deere Capital Corp.:
2.35% 1/8/21	1,026,000	1,030,914
2.6% 3/7/24	1,099,000	1,121,565
3.125% 9/10/21	1,026,000	1,047,669
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,695,663
4.25% 8/15/24	5,352,000	5,643,945
4.375% 3/19/24	5,198,000	5,507,825
		116,378,743
Diversified Financial Services - 0.7%
AIG Global Funding:
2.3% 7/1/22 (a)	1,765,000	1,772,255
3.35% 6/25/21 (a)	6,026,000	6,143,667
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	699,980
AXA Equitable Holdings, Inc. 3.9% 4/20/23	524,000	548,809
Brixmor Operating Partnership LP 3.875% 8/15/22	6,454,000	6,721,669
		15,886,380
Insurance - 1.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	422,000	423,131
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.6759% 9/20/21 (a)(b)(c)	6,026,000	6,029,796
Aon Corp.:
2.2% 11/15/22	1,291,000	1,291,951
5% 9/30/20	4,327,000	4,433,238
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	1,384,000	1,384,794
2.75% 1/30/22	3,160,000	3,208,633
3.5% 12/29/20	2,792,000	2,838,556
Metropolitan Life Global Funding I 2.05% 6/12/20 (a)	1,563,000	1,564,271
Protective Life Global Funding 2.161% 9/25/20 (a)	7,057,000	7,069,114
Unum Group 5.625% 9/15/20	5,435,000	5,582,370
		33,825,854

TOTAL FINANCIALS		638,502,824

HEALTH CARE - 6.2%
Biotechnology - 0.3%
AbbVie, Inc.:
2.3% 11/21/22 (a)	5,500,000	5,509,304
2.5% 5/14/20	1,630,000	1,632,700
		7,142,004
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories 2.9% 11/30/21	625,000	636,285
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	5,222,000	5,225,238
2.404% 6/5/20	12,665,000	12,687,495
2.894% 6/6/22	5,000,000	5,076,438
Boston Scientific Corp. 3.45% 3/1/24	1,872,000	1,959,029
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (b)(c)	4,286,000	4,286,801
		29,871,286
Health Care Providers & Services - 2.5%
Anthem, Inc. 3.125% 5/15/22	5,646,000	5,777,584
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.4894% 3/17/20 (b)(c)	4,108,000	4,110,232
3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (b)(c)	3,013,000	3,013,675
3.2% 9/17/20	4,057,000	4,092,289
3.4% 9/17/21	4,635,000	4,736,992
4.75% 11/15/21 (a)	2,248,000	2,351,577
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	11,231,000	11,284,004
2.8% 7/20/20	5,200,000	5,223,933
3.35% 3/9/21	4,257,000	4,325,242
3.7% 3/9/23	5,000,000	5,206,628
Express Scripts Holding Co. 2.6% 11/30/20	1,266,000	1,272,683
Humana, Inc. 2.5% 12/15/20	3,698,000	3,712,869
UnitedHealth Group, Inc. 3.35% 7/15/22	5,026,000	5,202,703
		60,310,411
Pharmaceuticals - 2.2%
Actavis Funding SCS:
3% 3/12/20	12,502,000	12,522,790
3.45% 3/15/22	11,629,000	11,882,126
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	12,039,000	12,237,602
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	1,539,000	1,554,023
2.6% 5/16/22 (a)	4,620,000	4,699,024
Elanco Animal Health, Inc. 3.912% 8/27/21	3,204,000	3,285,483
GlaxoSmithKline Capital PLC 3.125% 5/14/21	1,260,000	1,281,596
Mylan NV 3.15% 6/15/21	2,200,000	2,225,221
Perrigo Co. PLC 3.5% 3/15/21	217,000	218,200
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	2,921,000	2,934,201
Zoetis, Inc. 3.45% 11/13/20	659,000	666,702
		53,506,968

TOTAL HEALTH CARE		150,830,669

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Northrop Grumman Corp. 2.08% 10/15/20	1,164,000	1,165,352
United Technologies Corp. 3.35% 8/16/21	1,576,000	1,611,766
		2,777,118
Airlines - 0.9%
Delta Air Lines, Inc.:
2.875% 3/13/20	7,085,000	7,099,420
2.9% 10/28/24	4,794,000	4,739,252
3.4% 4/19/21	9,255,000	9,372,401
		21,211,073
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	4,780,000	4,935,501
Machinery - 0.3%
Caterpillar Financial Services Corp. 2.65% 5/17/21	1,149,000	1,160,758
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.4185% 9/15/21 (b)(c)	5,404,000	5,404,963
		6,565,721
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/20	619,000	618,964
2.5% 3/1/21	3,205,000	3,217,323
2.625% 7/1/22	1,180,000	1,190,139
3.5% 1/15/22	6,047,000	6,200,624
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	6,253,693
		17,480,743

TOTAL INDUSTRIALS		52,970,156

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 1.2%
Amphenol Corp. 2.2% 4/1/20	8,852,000	8,856,450
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	5,000,000	5,148,412
5.45% 6/15/23 (a)	11,809,000	12,797,646
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.5766% 6/5/20 (b)(c)	1,374,000	1,375,691
		28,178,199
IT Services - 0.6%
IBM Corp. 2.8% 5/13/21	6,539,000	6,619,422
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,060,955
4.25% 6/9/23	6,026,000	6,361,843
		14,042,220
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. 2.85% 3/12/20	848,000	849,867

TOTAL INFORMATION TECHNOLOGY		43,070,286

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,433,178
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,090,277
		10,523,455
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,625,110
Real Estate Management & Development - 0.3%
Digital Realty Trust LP 2.75% 2/1/23	2,177,000	2,200,234
Washington Prime Group LP 3.85% 4/1/20	4,788,000	4,776,030
		6,976,264

TOTAL REAL ESTATE		9,601,374

UTILITIES - 4.1%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 2.15% 11/13/20	3,596,000	3,601,462
Duke Energy Corp. 1.8% 9/1/21	1,695,000	1,689,852
Edison International 2.125% 4/15/20	7,039,000	7,033,606
Eversource Energy 2.5% 3/15/21	3,618,000	3,636,146
Exelon Corp.:
2.85% 6/15/20	8,177,000	8,206,815
3.497% 6/1/22 (b)	10,129,000	10,386,459
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	9,881,000	9,881,205
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,640,058
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	1,714,000	1,714,612
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	1,137,000	1,157,832
Virginia Electric& Power Co. 2.75% 3/15/23	616,000	628,086
		51,576,133
Gas Utilities - 0.4%
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	991,218
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.6816% 3/12/20 (b)(c)	8,248,000	8,242,148
		9,233,366
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	738,000	743,357
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	1,167,000	1,172,483
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,033,887
Consolidated Edison, Inc. 2% 3/15/20	336,000	336,197
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	3,214,000	2,952,863
2.715% 8/15/21	3,638,000	3,661,405
DTE Energy Co. 2.25% 11/1/22	5,000,000	4,990,731
NiSource, Inc.:
2.65% 11/17/22	4,381,000	4,430,169
3.65% 6/15/23	1,661,000	1,735,506
Sempra Energy 2.4% 2/1/20	7,544,000	7,541,507
WEC Energy Group, Inc.:
3.1% 3/8/22	3,841,000	3,920,424
3.375% 6/15/21	6,407,000	6,533,359
		38,308,531

TOTAL UTILITIES		99,861,387

TOTAL NONCONVERTIBLE BONDS
(Cost $1,352,982,603)		1,365,402,966

U.S. Treasury Obligations - 11.0%
U.S. Treasury Notes:
1.75% 11/30/21	$7,648,300	$7,665,628
1.875% 7/31/22	3,078,400	3,099,804
2.125% 12/31/22 (d)	6,000,000	6,093,984
2.125% 3/31/24	67,878,900	69,273,600
2.375% 8/15/24	133,392,000	137,831,451
2.625% 6/30/23	8,722,100	9,027,374
2.875% 11/15/21	13,493,000	13,810,823
2.875% 11/30/25	18,000,000	19,203,047
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $264,890,279)		266,005,711

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.9%
3% 3/1/30 to 12/1/31	3,878,227	3,976,964
3.5% 9/1/29	479,015	500,147
4.5% 3/1/39 to 9/1/49	13,660,025	14,628,349
5.5% 11/1/34	2,128,836	2,371,369
7.5% 11/1/31	421	489

TOTAL FANNIE MAE		21,477,318

Freddie Mac - 0.0%
4% 4/1/26	373,798	389,969
5% 4/1/20	419	420
8.5% 5/1/26 to 7/1/28	31,476	35,608

TOTAL FREDDIE MAC		425,997

Ginnie Mae - 0.2%
7% to 7% 1/15/25 to 8/15/32	223,927	252,557
4.5% 6/20/48	5,068,223	5,331,817

TOTAL GINNIE MAE		5,584,374

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $27,475,463)		27,487,689

Asset-Backed Securities - 18.5%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$250,690	$255,000
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	4,526,000	4,533,925
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	6,159,000	6,205,225
Series 2018-2 Class A, 3.29% 5/15/23	7,008,000	7,133,543
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	3,094,439	3,098,925
American Express Credit Account Master Trust:
Series 2017-6 Class A, 2.04% 5/15/23	1,038,000	1,039,849
Series 2018-4 Class A, 2.99% 12/15/23	5,565,000	5,656,449
Series 2018-6 Class A, 3.06% 2/15/24	5,404,000	5,506,899
Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,044,341
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	4,044,000	4,109,343
Series 2019-3 Class A2A, 2.17% 1/18/23	3,995,000	3,999,019
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	1,426,000	1,425,209
Series 2018-A1 Class A1, 2.7% 7/17/23	7,001,000	7,071,354
Series 2018-A2 Class A2, 3% 9/15/23	5,616,000	5,704,077
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,666,000	2,696,941
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	1,571,000	1,574,285
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	5,098,000	5,182,864
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	264,696	264,721
Series 2019-1 Class A3, 2.84% 11/22/21	3,380,000	3,409,430
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	1,073,293	1,073,285
Series 2018-1A Class A3, 3% 11/19/21 (a)	4,117,971	4,131,972
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	4,043,000	4,103,310
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	4,303,144	4,317,625
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	4,053,000	4,059,873
Series 2017-A4 Class A4, 1.99% 7/17/23	1,248,000	1,249,458
Series 2018-A1 Class A1, 3.01% 2/15/24	3,705,000	3,762,602
Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,545,548
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	1,353,346	1,351,309
Series 2017-3 Class A3, 1.97% 4/15/22	351,920	351,964
Series 2017-4 Class A3, 2.11% 10/17/22	2,135,185	2,137,078
Series 2018-2 Class A3, 2.98% 1/17/23	3,027,000	3,058,711
Series 2018-4 Class A3, 3.36% 9/15/23	3,260,000	3,327,522
Series 2019-1 Class A3, 3.05% 3/15/24	3,955,000	4,024,850
Series 2019-4 Class A2A, 2.01% 3/15/23	1,421,000	1,421,003
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,854,777	1,853,355
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.1054% 11/15/29 (a)(b)(c)	471,074	470,719
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	473,324	478,686
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,709,801	2,758,042
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	4,039,610	4,090,090
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	1,539,000	1,538,651
Series 2018-A1 Class A1, 2.49% 1/20/23	7,052,000	7,102,876
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	5,090,000	5,155,453
Series 2019-C Class A2, 1.99% 3/15/23	1,454,000	1,453,757
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,747,660	2,762,472
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	2,037,577	2,050,040
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	3,896,978	3,932,817
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	4,663,000	4,662,669
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,117,864	1,122,277
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	5,556,368	5,561,537
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/34 (b)(c)	129,848	119,921
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	852,379	852,487
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,733,000	1,747,304
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	2,242,000	2,274,750
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	4,526,000	4,547,051
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	4,688,000	4,684,420
Class A3, 1.91% 10/22/24 (a)	1,891,000	1,886,644
Discover Card Master Trust:
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,506,035
Series 2018-A5 Class A5, 3.32% 3/15/24	6,475,000	6,643,053
Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,796,302
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 2.0354% 12/15/23 (b)(c)	7,052,000	7,057,574
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,561,618	3,562,588
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,993,000	4,034,825
Series 2019-DA1 Class A2, 2.79% 11/22/21 (a)	4,728,395	4,745,403
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	4,411,000	4,415,397
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	4,652,000	4,651,540
Class A3, 2.08% 2/21/23 (a)	1,808,000	1,806,573
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	3,246,000	3,250,438
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	3,142,580	3,150,220
Series 2019-4A Class A, 2.17% 5/15/23 (a)	4,308,110	4,310,178
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	949,156	949,252
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	987,722	987,262
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	3,321,000	3,355,272
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	1,702,765	1,701,226
Ford Credit Auto Lease Trust Series 2019-B Class A2A, 2.28% 2/15/22	3,878,000	3,885,121
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	7,622,000	7,641,604
Series 2017-A Class A3, 1.67% 6/15/21	1,410,829	1,409,659
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	12,114,000	12,144,112
Series 2017-2 Class A1, 2.16% 9/15/22	5,790,000	5,796,578
Series 2018-1 Class A1, 2.95% 5/15/23	5,629,000	5,700,357
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	2,863,000	2,889,194
Series 2019-2 Class A3, 2.67% 3/21/22	1,678,000	1,690,038
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	644,026	643,630
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	3,388,000	3,437,013
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	521,553	522,865
GMF Floorplan Owner Revolving Trust:
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,704,000	4,704,464
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	5,334,000	5,410,802
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.408% 6/25/34 (b)(c)	10,836	10,779
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	1,130,736	1,129,800
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	723,000	728,683
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,403,253
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	4,806,398	4,823,687
Series 2019-B Class A2, 2.28% 5/16/22	4,586,000	4,596,432
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	7,017,000	7,101,003
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,500,000	1,500,888
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	629,219	629,680
Series 2019-A Class A3, 3.1% 11/15/21	2,950,000	2,978,663
Series 2019-B Class A3, 2% 10/17/22	2,637,000	2,645,014
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.0254% 5/16/22 (a)(b)(c)	6,042,000	6,042,988
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	3,244,000	3,246,267
Class A3, 2.01% 12/12/24 (a)	3,817,000	3,814,994
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	5,292,000	5,298,174
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	38,609	38,595
Nissan Master Owner Trust Receivables Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.1954% 4/18/22 (b)(c)	3,000,000	3,002,070
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36(b)(c)	423,368	426,083
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	1,003,006	1,005,542
Series 2019-4A Class A, 2.48% 2/17/26 (a)	782,000	781,747
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	2,594,863	2,595,777
Series 2018-A Class A3, 2.93% 5/20/21 (a)	4,625,930	4,642,768
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	4,785,000	4,798,654
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	4,731,000	4,723,457
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	1,395,379	1,395,324
Series 2018-2A Class A3 3.325% 8/25/22 (a)	6,398,000	6,463,205
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	3,173,000	3,211,492
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.6685% 12/15/25 (a)(b)(c)	6,076,062	6,070,444
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,412,555	4,422,877
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	144,982	142,352
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	6,000,000	5,999,401
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,780,033	2,891,600
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	724,000	731,545
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	1,413,033	1,416,991
Series 2019-1A Class A, 3.48% 3/15/25 (a)	568,592	570,376
Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,158,760	2,162,585
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	93,868	93,816
Verizon Owner Trust:
Series 2016-2A Class A, 1.68% 5/20/21 (a)	428,625	428,549
Series 2017-1A Class A, 2.06% 9/20/21 (a)	1,821,750	1,821,589
Series 2017-2A Class A, 1.92% 12/20/21 (a)	392,001	391,882
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,190,090	5,192,660
Series 2018-A Class A1A, 3.23% 4/20/23	6,380,000	6,490,655
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	3,316,000	3,358,467
VOLT XXVIII LLC Series 2019-NPL6 Class A1A, 3.2282% 10/25/49 (a)	3,060,631	3,063,046
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,611,000	2,652,267
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,671,000	2,670,678
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.2854% 7/17/23 (a)(b)(c)	6,866,000	6,891,052
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	3,522,292	3,541,681
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	18,499	18,493
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,606,000	2,640,925
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	6,039,000	6,038,865
TOTAL ASSET-BACKED SECURITIES
(Cost $444,191,089)		446,469,917

Collateralized Mortgage Obligations - 1.5%
Private Sponsor - 1.5%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.008% 5/25/45 (b)(c)	1,081,491	1,077,157
sequential payer Series 2001-40 Class Z, 6% 8/25/31	114,138	127,444
Series 2016-27:
Class HK, 3% 1/25/41	996,392	1,014,806
Class KG, 3% 1/25/40	482,415	497,595
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.058% 7/25/46 (b)(c)	1,237,978	1,237,358
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	439,174	438,558
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	381,095	379,704
Series 2015-4437 Class DE, 2% 10/15/32	397,652	395,269
Series 3949 Class MK, 4.5% 10/15/34	587,309	621,128
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	210,632	210,630
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(c)	2,134,860	2,131,107
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	2,991,565	2,990,124
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	1,478,533	1,480,797
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,157,000	5,182,589
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	13,676	13,636
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	1,329,000	1,324,823
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	8,539,200	8,539,542
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	985,000	985,237
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	1,180,000	1,191,616
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	2,577	2,525
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	5,208,180	5,201,092
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $35,046,755)		35,042,737

Commercial Mortgage Securities - 6.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(f)	4,553	11
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,547,030
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,015,331	1,010,984
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	4,433,597	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,229,923	2,291,308
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.6654% 11/15/35 (a)(b)(c)	5,057,695	5,052,942
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	2,450,000	2,452,050
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	5,949,000	5,954,581
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	1,128,000	1,127,999
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.5554% 7/15/32 (a)(b)(c)	4,902,074	4,899,019
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	4,319,000	4,326,477
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 7/15/32 (a)(b)(c)	4,001,000	3,998,500
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	2,480,000	2,567,301
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,201,926
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,565,174	1,612,655
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,593,000	2,696,887
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,072,580	4,142,455
Series 2013-CR11 Class ASB, 3.66% 8/10/50	2,071,828	2,128,511
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,819,770	1,862,849
Series 2012-CR4 Class ASB, 2.436% 10/15/45	449,816	450,087
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,157,241	2,167,497
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	5,242,000	5,249,355
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,651,389
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	575,338	573,679
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.5154% 7/15/32 (a)(b)(c)	1,279,000	1,276,201
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,834,000	8,198,929
Class A3, 3.482% 1/10/45	3,035,536	3,096,094
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	4,015,433
Class A4, 3.377% 5/10/45	6,931,789	7,037,346
Series 2014-GC18 Class AAB, 3.648% 1/10/47	47,138	48,498
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,889,423	7,158,474
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,990,000	4,056,310
Series 2016-GS4 Class A1, 1.731% 11/10/49	283,890	283,078
Series 2017-GS8 Class A1, 2.222% 11/10/50	932,399	933,993
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(c)	2,243,000	2,242,996
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	2,296,112	2,358,287
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	5,671,966	5,634,428
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,722,595	1,773,601
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,578,895
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,472,765
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,085,845	2,120,242
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,779,286	2,823,248
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,202,460	1,198,919
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	4,254,000	4,253,983
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,387,061
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	2,610,000	2,716,097
Series 2016-BNK2 Class A1, 1.424% 11/15/49	651,612	647,240
Series 2019-H7 Class A1, 2.327% 7/15/52	2,729,093	2,742,239
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	1,402,069	1,402,939
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	4,058,761	4,103,749
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	3,156,901	3,186,302
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,759,166
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	352,219	351,907
Series 2016-LC25 Class A1, 1.795% 12/15/59	351,925	351,194
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(c)	4,303,777	4,306,919
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	437,894	442,104
Series 2013-C14 Class ASB, 2.977% 6/15/46	695,568	703,196
Series 2013-C16 Class ASB, 3.963% 9/15/46	794,866	821,365
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,446,616	1,491,965
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $161,798,698)		161,940,655

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,586,697)	7,565,000	7,671,364

Foreign Government and Government Agency Obligations - 0.3%
Alberta Province 1.9% 12/6/19 (Cost $7,499,984)	$7,500,000	$7,500,000

Bank Notes - 3.3%
Capital One NA 2.35% 1/31/20	1,606,000	1,606,420
Citibank NA:
2.1% 6/12/20	$1,583,000	$1,584,098
2.844% 5/20/22 (b)	6,231,000	6,296,964
3.165% 2/19/22 (b)	1,642,000	1,660,093
Compass Bank:
2.875% 6/29/22	1,344,000	1,364,398
3.5% 6/11/21	4,129,000	4,200,964
Discover Bank:
3.1% 6/4/20	591,000	593,513
3.35% 2/6/23	5,000,000	5,152,604
Huntington National Bank 2.375% 3/10/20	1,231,000	1,231,928
KeyBank NA:
2.25% 3/16/20	370,000	370,319
3.3% 2/1/22	1,402,000	1,440,114
PNC Bank NA 2.45% 11/5/20	6,026,000	6,054,748
RBS Citizens NA:
2.25% 3/2/20	1,231,000	1,231,378
2.25% 10/30/20	5,661,000	5,677,824
2.55% 5/13/21	3,720,000	3,745,611
3.25% 2/14/22	1,028,000	1,052,253
Regions Bank 2.75% 4/1/21	5,498,000	5,539,822
SunTrust Banks, Inc.:
2.8% 5/17/22	5,937,000	6,031,901
3.502% 8/2/22 (b)	4,421,000	4,514,203
Svenska Handelsbanken AB 3.35% 5/24/21	9,244,000	9,423,604
Synchrony Bank 3.65% 5/24/21	2,999,000	3,053,283
Wells Fargo Bank NA 2.897% 5/27/22 (b)	7,000,000	7,081,419
TOTAL BANK NOTES
(Cost $78,249,054)		78,907,461

Commercial Paper - 0.2%
Commonspirit Health 2.35% 12/11/19
(Cost $3,947,422)	3,950,000	3,947,938
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.61% (h)
(Cost $5,966,488)	5,965,295	5,966,488
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,389,634,532)		2,406,342,926
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,500,532
NET ASSETS - 100%		$2,411,843,458

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	603	March 2020	$129,998,320	$(71,686)	$(71,686)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $565,914,157 or 23.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $381,890.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,002
Total	$54,002

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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